Subsequent Events (Q3) (Details) $ / shares in Units, $ in Millions	Oct. 24, 2024 USD ($) tranche $ / shares shares	Sep. 26, 2024 USD ($)	Jul. 12, 2024 $ / shares	Jan. 12, 2024 $ / shares	Nov. 09, 2023 $ / shares shares
Subsequent Event [Line Items]
Number of warrants exercised on net basis (in shares) | shares					2,904,269
Exercise price (in dollars per share) | $ / shares				$ 0.96	$ 2
Convertible promissory notes | Convertible Debt
Subsequent Event [Line Items]
Initial borrowing capacity		$ 2.3
Interest rate (as percent)			15.00%
Debt instrument, convertible, conversion price (in dollars per share) | $ / shares			$ 0.53
Convertible promissory notes | Convertible Debt | Subsequent Event
Subsequent Event [Line Items]
Initial borrowing capacity	$ 3.0
Debt instrument, number of tranches | tranche	2
Debt instrument, initial principal amount	$ 2.0
Debt instrument, additional amount	$ 1.0
Interest rate (as percent)	15.00%
Debt instrument, convertible, conversion price (in dollars per share) | $ / shares	$ 0.53
Class of warrant or right, beneficially owned to exceed percentage, (as percent)	9.99%
Debt instrument, capital expenditures	$ 0.1
Debt instrument prepayment fee percentage (as percent)	10.00%
Convertible promissory notes | Convertible Debt | SIV Warrants | Subsequent Event
Subsequent Event [Line Items]
Number of warrants exercised on net basis (in shares) | shares	5,668,934